Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Total Brightstar Lottery PLC Equity	Common Stock	Additional Paid-In Capital	Retained (Deficit) Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Non-Controlling Interests
Balance, beginning of period at Dec. 31, 2022	$ 1,979	$ 1,429	$ 21	$ 2,199	$ (1,164)	$ (156)	$ 529	$ 550
Shares of common stock outstanding
Net income	307	156			156			151
Other comprehensive (loss) income, net of tax	4	(8)					(8)	13
Total comprehensive income (loss)	312	148			156		(8)	164
Capital increase	27							27
Stock-based compensation	41	41		41
Shares issued under stock award plans	(15)	(15)		(15)
Return of capital	(73)							(73)
Dividends declared	(318)	(160)		(160)				(158)
Balance, end of period at Dec. 31, 2023	1,952	1,443	21	2,065	(1,008)	(156)	521	510
Shares of common stock outstanding
Net income	508	348			348			160
Other comprehensive (loss) income, net of tax	(25)	(5)					(5)	(20)
Total comprehensive income (loss)	483	343			348		(5)	140
Capital increase	2							2
Stock-based compensation	44	44		44
Shares issued under stock award plans	(17)	(17)		(17)
Return of capital	(73)							(73)
Dividends declared	(331)	(161)		(161)				(170)
Balance, end of period at Dec. 31, 2024	2,061	1,652	21	1,931	(660)	(156)	516	409
Shares of common stock outstanding
Net income	287	147			147			140
Other comprehensive (loss) income, net of tax	148	112					112	36
Total comprehensive income (loss)	435	259			147		112	176
Capital increase	392							392
Stock-based compensation	17	17		17
Shares issued under stock award plans	(11)	(11)		(12)
Divestiture of non-controlling interest	(24)							(24)
Repurchases of common stock	(271)	(271)		(14)		(257)
Return of capital	(69)							(69)
Dividends declared	(938)	(770)		(770)				(168)
Balance, end of period at Dec. 31, 2025	$ 1,590	$ 875	$ 21	$ 1,153	$ (513)	$ (413)	$ 628	$ 715